Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	AMERICAN FUNDS INFLATION LINKED BOND FUND
Entity Central Index Key	0001553197
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 14, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Feb. 01, 2021
American Funds Inflation Linked Bond Fund® | Class 529-F-3
Prospectus:
Trading Symbol	FLIBX
American Funds Inflation Linked Bond Fund® | Class 529-F-2
Prospectus:
Trading Symbol	FIBLX
American Funds Inflation Linked Bond Fund® | Class T
Prospectus:
Trading Symbol	TILBX
American Funds Inflation Linked Bond Fund® | Class 529-T
Prospectus:
Trading Symbol	TLIBX
American Funds Inflation Linked Bond Fund® | Class F-3
Prospectus:
Trading Symbol	FILBX
American Funds Inflation Linked Bond Fund® | Class R-5E
Prospectus:
Trading Symbol	RILHX
American Funds Inflation Linked Bond Fund® | Class R-2E
Prospectus:
Trading Symbol	RILGX
American Funds Inflation Linked Bond Fund® | Class 529-E
Prospectus:
Trading Symbol	CNLEX
American Funds Inflation Linked Bond Fund® | Class 529-C
Prospectus:
Trading Symbol	CNLCX
American Funds Inflation Linked Bond Fund® | Class 529-A
Prospectus:
Trading Symbol	CNLAX
American Funds Inflation Linked Bond Fund® | Class F-2
Prospectus:
Trading Symbol	BFIGX
American Funds Inflation Linked Bond Fund® | Class F-1
Prospectus:
Trading Symbol	BFIFX
American Funds Inflation Linked Bond Fund® | Class C
Prospectus:
Trading Symbol	BFICX
American Funds Inflation Linked Bond Fund® | Class R-6
Prospectus:
Trading Symbol	RILFX
American Funds Inflation Linked Bond Fund® | Class R-5
Prospectus:
Trading Symbol	RILEX
American Funds Inflation Linked Bond Fund® | Class R-4
Prospectus:
Trading Symbol	RILDX
American Funds Inflation Linked Bond Fund® | Class R-3
Prospectus:
Trading Symbol	RILCX
American Funds Inflation Linked Bond Fund® | Class R-2
Prospectus:
Trading Symbol	RILBX
American Funds Inflation Linked Bond Fund® | Class R-1
Prospectus:
Trading Symbol	RILAX
American Funds Inflation Linked Bond Fund® | Class 529-F-1
Prospectus:
Trading Symbol	CNLFX
American Funds Inflation Linked Bond Fund® | Class A
Prospectus:
Trading Symbol	BFIAX